Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic EPS
Net income (loss) attributable to parent company	$ 165	$ 104	$ 128
Weighted average shares outstanding	881,246,870	876,510,959	886,532,167
Basic EPS	$ 0.19	$ 0.12	$ 0.14
Diluted EPS
Net income (loss) attributable to parent company adjusted	$ 165	$ 104	$ 128
Weighted average shares outstanding	881,246,870	876,510,959	886,532,167
Dilutive effect of stock awards	5,003,573	4,043,813	3,278,537
Number of shares used in calculating diluted EPS	886,250,443	880,554,772	889,810,704
Diluted EPS	$ 0.19	$ 0.12	$ 0.14